Intangible assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 2,977,445	R$ 3,164,860
Alto Tiete [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	251,545	269,062
Sao Lourenco [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 2,725,900	R$ 2,895,798